Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Taxes Rate

The following table presents a reconciliation of the statutory Federal rate and the Company’s effective tax rate for the years ended December 31:

	2017	2016
Tax provision (benefit) at Federal statutory rate	(34.00)%	(34.00)%
Accrued compensation	(0.32)%	0.89%
Stock based compensation	4.15%	10.01%
Depreciation and amortization	0.59%	0.36%
Other	0.26%	0.09%
Change in valuation allowance	29.32%	22.65%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and Liabilities

The following table presents significant components of the Company’s deferred tax assets and liabilities for the years ended December 31:

	2017	2016
DEFERRED TAX ASSETS, net:
Net operating loss carryforwards	$8,705,467	$12,013,384
Accrued compensation	1,074,903	1,535,184
Stock based compensation	66,348	200,700
Credit carryforwards	71,910	100,318
Depreciation and amortization carryforwards	(71,054)	(87,903)
Total	9,847,574	13,761,683
Less valuation allowance	(9,847,574)	(13,761,683)
NET DEFERRED TAX ASSETS assets	$-	$-